CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Noncurrent assets [abstract]
Property, plant and equipment	$ 63,941	$ 59,794	$ 69,953	$ 71,984
Intangible assets	10,317	10,145	10,738	10,976
Equity accounted investments	1,599	1,565	1,442	2,870
Deferred tax assets	3,794	3,833	3,881	3,381
Pension assets	963	682	1,093	971
Derivative financial instruments	1,630	1,339	1,365	1,405
Financial investments	3,157	3,018	3,600	2,873
Prepayments and financial receivables	1,311	1,163	1,214	1,149
Total non-current assets	86,711	81,540	93,285	95,609
Current assets [abstract]
Inventories	2,974	2,095	3,363	3,689
Trade and other receivables	5,489	6,301	8,233	7,622
Derivative financial instruments	589	1,247	578	1,491
Financial investments	9,319	6,100	7,426	10,160
Cash and cash equivalents	9,700	6,866	5,177	5,406
Total current assets	28,072	22,609	24,778	28,368
Total assets	114,783	104,150	118,063	123,977
Equity [abstract]
Shareholders equity	35,587	36,327	41,139	45,013
Non-controlling interests	23	19	20	18
Total equity	35,610	36,346	41,159	45,031
Noncurrent liabilities [abstract]
Finance debt	31,647	22,912	24,945	26,262
Deferred tax liabilities	8,907	7,399	9,410	9,852
Pension liabilities	3,572	3,271	3,867	3,989
Provisions and other liabilities	18,097	14,763	17,951	17,900
Derivative financial instruments	967	1,063	1,173	1,144
Total non-current liabilities	63,191	49,408	57,346	59,147
Current liabilities [abstract]
Trade, other payables and provisions	8,620	7,944	10,450	9,108
Current tax payable	674	3,568	3,699	4,796
Finance debt	5,463	5,608	4,087	4,231
Dividends payable	297	0	859	866
Derivative financial instruments	928	1,275	462	798
Total current liabilities	15,982	18,395	19,557	19,799
Total liabilities	79,173	67,803	76,904	78,946
Total equity and liabilities	$ 114,783	$ 104,150	$ 118,063	$ 123,977